Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment
Property and Equipment

5. Property and Equipment

Property and equipment, net consists of the following:

	Useful Life	December 31,
($ in thousands)	(Years)	2020	2019
Computer equipment and software	3-5	$3,412	$2,247
Furniture	4	329	—
Leasehold improvements	4	472	—
Construction in progress	N/A	—	40
Total property and equipment		4,213	2,287
Less: accumulated depreciation		(2,197)	(1,706)
Property and equipment, net		$2,016	$581

The Company recorded depreciation expense on property and equipment of $0.5 million and $0.1 million for the years ended December 31, 2020 and 2019, respectively.